JINPAN INTERNATIONAL LIMITED

c/o Hainan Jinpan Electric Company, Ltd.

Section D-2

No. 100 Nanhai Avenue

Jinpan Development Area

Haikou, Hainan PRC

                September 4, 2008

Via EDGAR Correspondence

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Mr. Russell Mancuso
Branch Chief

Re: Form F-3 For Jinpan International Limited (File No. 333-151817)

Dear Mr. Mancuso:

Jinpan International Limited (the “Company”) is enclosing herewith an acceleration request with respect to the above captioned registration statement. In connection with such request, the Company hereby acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

JINPAN INTERNATIONAL LIMITED

By:	/s/ Mark Du
	Name:	Mark Du
	Title:	Chief Financial Officer